Stockholders’ Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

There were no options granted during the three months ended March 31, 2026. The assumptions used to determine the fair value of options granted in the three months ended March 31, 2025 using the Black-Scholes-Merton model are as follows:

Dividend yield	-%
Risk-free interest rate	3.62 to 4.23%
Expected volatility (weighted-average and range, if applicable)	100%
Expected term	6 to 6.5 years

The assumptions used to determine the fair value of options granted in the year ended December 31, 2025 using the Black-Scholes-Merton option model are as follows:

Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

Dividend yield	-
Risk-free interest rate	3.5% to 4.4%
Expected volatility	93.4% to 115.5%
Expected term in years	5 to 6.5

The assumptions used to determine the fair value of options granted in the year ended December 31, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	0%
Risk-free interest rate	3.6% to 4.2%
Expected volatility	100%
Expected term in years	6 to 6.5

Schedule of Stock Option Activities and Related Information

A summary of the Company’s stock option activities and related information for the three-month ended March 31, 2026 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2026	538,618	$11.25	9.3
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	-	-	-
March 31, 2026	538,618	$11.25	9.0
Vested and expected to vest, March 31, 2026	538,618	$11.25	9.0

A summary of the Company’s stock option activities and related information for the three months ended March 31, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2025	105,090	$98.55	0.7
Granted	127,153	3.40	1.3
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	(20,731)	(69.07)	-
March 31, 2025	211,512	$44.24	1.0

A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted-Average Remaining Contractual Life (In Years)
Balance, January 1, 2025	105,090	$98.55	0.65
Granted	540,827	3.89	9.5
Forfeited	(107,299)	-	-
Balance, December 31, 2025	538,618	$11.25	9.3
Vested and expected to vest December 31, 2025	538,618	$11.25	9.3

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted- Average Remaining Contractual Life (In Years)
January 1, 2024	114,301	$108.62	1.65
Granted	-	-	-
Forfeited	-	-	-
Cancelled / Forfeited	(9,211)	(76.60)	-
December 31, 2024	105,090	$98.55	0.65

Schedule of Options Outstanding

The following options were outstanding at their respective exercise price on March 31, 2026 and December 31, 2025, respectively:

Exercise Price Options Outstanding	March 31, 2026	December 31, 2025
$1.27	25,000	25,000
$2.22	23,781	23,781
$2.40	364,893	364,893
$6.40	7,326	7,326
$7.80	5,731	5,731
$8.00	32,700	32,700
$9.68	34,884	34,884
$31.20	9,978	9,978
$62.54	6,825	6,825
$133.40	27,500	27,500
Total	538,618	538,618

The following options were outstanding as of December 31, 2025, at their respective exercise price:

Exercise Price Options Outstanding	December 31, 2025
$1.27	25,000
$2.22	23,781
$2.40	364,893
$6.40	7,326
$7.80	5,731
$8.00	32,700
$9.68	34,884
$31.20	9,978
$62.54	6,825
$133.40	27,500
Total	538,618

Schedule of Stock Compensation Expenses

Stock compensation expenses are comprised of the following:

	For The Three Months Ended
	2026	2025
Compensation and employee benefits	$58,908	$152,266
Professional services	-	588,993
Total	$58,908	$741,259

Stock compensation expenses is comprised of the following:

	Year Ended December 31
	2025	2024
Compensation and employee benefits	$796,565	$1,575,952
Professional services	688,993	-
Total	$1,485,558	$1,575,952

Schedule of Restricted Stock Units

The Company did not have any outstanding restricted stock units (“RSUs”) as of March 31, 2026. A summary of the Company’s RSU activity and related information for the three months ended March 31, 2025 is presented below:

Restricted Stock Units	No. of RSU	Weighted-Average Grant Date Fair Value Per RSU	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2025	8,583	$26.20	1.00
Granted	-	-	-
Vested	(4,292)	26.20	-
Expired		-
Cancelled / Forfeited	(980)	-	-
March 31, 2025	3,311	$26.20	0.8

A summary of the Company’s RSU activities and related information for the year ended December 31, 2025 and December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2025	8,583	$26.20	1.00
Granted		-	-
Vested	(5,740)	-	-
Expired	-	-	-
Cancelled / Forfeited	(2,843)	-	-
December 31, 2025	-	-	-

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2024	16,175	$26.20	2.00
Granted	-	-	-
Vested	(5,392)	26.20	-
Expired	-	-	-
Cancelled / Forfeited	(2,200)	26.20	-
December 31, 2024	8,583	26.20	1.00